Tax charge - Provision for open tax matters (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Movements in provisions for open tax matters
Provision for open tax matters at beginning of period	$ (42)
Movements in the current period included in tax charge attributable to shareholders	(40)
Other movements (including interest arising on open tax matters and amounts included in the Group's share of profits from joint ventures and associates, net of related tax)	3
Provision for open tax matters at end of period	$ (79)